Total Invested Assets and Related Net Investment Income - Net Investment Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash, cash equivalents and short-term investments	$ 537	$ 473
Debt securities	3,498	3,226
Mortgages and loans	2,863	2,680
Derivative investments	(38)	69
Other financial invested assets	363	248
Other financial liabilities	(464)	(371)
Total interest income (expense)	6,759	6,325
Equity securities	254	212
Other financial invested assets	313	226
Total dividend and other investment income	567	438
Total net realized and unrealized gains (losses)	260	5,896
Provision for credit losses	(4)	(14)
Net investment income (loss) from financial instruments	7,582	12,645
Investment properties rental income	664	649
Investment properties expenses	(265)	(270)
Investment expenses and taxes	(278)	(283)
Fair value changes on investment properties	(383)	(486)
Other investment income (loss)	323	49
Foreign exchange gains (losses)	116	(126)
Net investment income (loss) from non-financial instruments	177	(467)
Total Net investment income (loss)	7,759	12,178
Net investment income (loss) recognized in income	7,415	11,586
Net investment income (loss) recognized in OCI	344	592
FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other financial liabilities	(299)	(217)
Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(44)	25
Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	8	0
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(662)	3,018
Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	1,218	396
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	680	1,613
Derivatives
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(1,347)	933
Other Financial Invested Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	407	(89)
FVOCI
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Debt securities	604	563
Mortgages and loans	138	103
Other financial invested assets	1	1
Total interest income (expense)	743	667
Total net realized and unrealized gains (losses)	193	662
Provision for credit losses	3	(12)
Net investment income (loss) from financial instruments	939	1,317
Total Net investment income (loss)	939	1,317
FVOCI | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	162	463
FVOCI | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	(1)
FVOCI | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	30	40
FVOCI | Other Financial Invested Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	1	160
FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash, cash equivalents and short-term investments	537	473
Debt securities	2,894	2,663
Mortgages and loans	2,661	2,503
Derivative investments	(38)	69
Other financial invested assets	362	247
Total interest income (expense)	6,117	5,738
Equity securities	254	212
Other financial invested assets	313	226
Total dividend and other investment income	567	438
Total net realized and unrealized gains (losses)	67	5,234
Net investment income (loss) from financial instruments	6,751	11,410
Total Net investment income (loss)	6,751	11,410
FVTPL | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(44)	25
FVTPL | Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	8	0
FVTPL | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(824)	2,555
FVTPL | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	1,218	397
FVTPL | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	650	1,573
FVTPL | Derivatives
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(1,347)	933
FVTPL | Other Financial Invested Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	406	(249)
Other
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash, cash equivalents and short-term investments	0	0
Debt securities	0	0
Mortgages and loans	64	74
Derivative investments	0	0
Other financial invested assets	0	0
Other financial liabilities	(165)	(154)
Total interest income (expense)	(101)	(80)
Equity securities	0	0
Other financial invested assets	0	0
Total dividend and other investment income	0	0
Total net realized and unrealized gains (losses)	0	0
Provision for credit losses	(7)	(2)
Net investment income (loss) from financial instruments	(108)	(82)
Investment properties rental income	664	649
Investment properties expenses	(265)	(270)
Investment expenses and taxes	(278)	(283)
Fair value changes on investment properties	(383)	(486)
Other investment income (loss)	323	49
Foreign exchange gains (losses)	116	(126)
Net investment income (loss) from non-financial instruments	177	(467)
Total Net investment income (loss)	69	(549)
Other | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Derivatives
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Other Financial Invested Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	$ 0	$ 0